Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	101	0
Preferred stock, shares outstanding (in shares)	0	101	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	18,277,807	10,299,954	228,140
Common stock, shares outstanding (in shares)	18,277,807	10,299,954	228,139
Treasury stock, at cost (in shares)		0	1
Scenario, Previously Reported [Member]
Common stock, shares outstanding (in shares)		10,229,954